FINANCIAL INSTRUMENTS (Financial expenses, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Financial Instruments [Abstract]
Interest expense on financial liabilities recorded at amortized cost	$ 53,360	$ 25,619
Bank and other financial charges	22,314	10,524
Interest accretion on discounted lease obligations	3,429	3,097
Interest accretion on discounted provisions	414	47
Foreign exchange loss (gain)	153	(2,330)
Financial expenses, net (note 15(c))	79,670	36,957
Borrowing costs recognised as expense	$ 6,800	$ 2,300
Capitalisation rate of borrowing costs eligible for capitalisation	5.39%	3.22%